Severance Payt (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Severance Pay (Textual)
Severance pay expenses	$ 111	$ 113	$ (145)
Employee Severance [Member]
Severance Pay (Textual)
Severance pay expenses	$ 140	$ 134	$ 113